Nature of Expenses	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Nature of Expenses

 NOTE 4   NATURE OF EXPENSES

	2020	2019
Purchased and produced raw materials and product for resale [1]	12,110	11,335
Depreciation and amortization	1,989	1,799
Employee costs [2]	2,450	2,205
Freight	963	845
Impairment of assets (Note 13 and 14)	824	120
Provincial mining and other taxes [3]	204	292
Offsite warehouse costs	60	51
Merger and related costs	-	82
Acquisition and integration related costs	60	16
Contract services	617	567
Lease expense [4]	60	66
Fleet fuel, repairs and maintenance	222	202
COVID-19 related expenses	48	-
Net gain on disposal of investment in MOPCO (Note 15)	(250)	-
Other	649	642
Total cost of goods sold and expenses	20,006	18,222

1  Significant expenses include: supplies, energy, fuel, purchases of raw material (natural gas – feedstock, sulfur, ammonia and reagents) and product for resale (crop nutrients and protection products, and seed).

2 Includes employee benefits and share-based compensation.

3  Includes Saskatchewan potash production tax, and Saskatchewan resource surcharge and other of $86 and $118 (2019 – $190 and $102), respectively, as required under Saskatchewan provincial legislation.

4 Includes lease expense relating to short-term leases, leases of low value and variable lease payments.